Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 1,984	$ 1,427
Ending balance	1,595	1,984	$ 1,427
Costs:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	15,711	14,401	13,905
Additions	353	1,311	496
Disposals	(6,278)	(1)
Ending balance	9,786	15,711	14,401
Accumulated amortization:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	13,727	12,974	12,272
Disposals	(6,278)
Amortization	742	753	702
Ending balance	$ 8,191	$ 13,727	$ 12,974